Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Stock Options
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value
Outstanding, December 31, 2023	—	$—	—	—
Granted	803,646	12.11	10.00	—
Outstanding, December 31, 2024	803,646	$12.11	9.48	$—

Exercisable, December 31, 2024	629,344	$12.11	9.48	$—

Schedule of Key Assumptions Used in Valuing Unvested Options
As of
June 24, 2024
Stock price	$12.11
Exercise price	$12.11
Volatility	96.00%
Risk-free rate of return	4.27%
Expected term (in years)	5.2 - 5.3 years